Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from financial institutions	$ 3,131	$ 4,033
Federal funds sold and cash equivalents	24,298	32,205
Cash and cash equivalents	27,429	36,238
Investment securities available for sale, at fair value	42,567	28,208
Investment securities held to maturity (fair value of $2,471 at December 31, 2015 and $2,377 December 31, 2014)	2,181	2,141
Total investment securities	44,748	30,349
Loans held for sale	2,640	2,932
Loans, net of unearned income	758,501	713,061
Less: Allowance for loan losses	(16,136)	(18,043)
Net loans	742,365	695,018
Accrued interest receivable	3,012	2,827
Premises and equipment, net	4,591	4,490
Other real estate owned (OREO)	16,629	20,931
Restricted stock, at cost	4,789	3,152
Bank owned life insurance (BOLI)	23,822	11,464
Deferred tax asset	10,928	10,518
Other assets	4,171	3,787
Total Assets	885,124	821,706
Deposits
Noninterest-bearing deposits	52,773	42,554
Interest-bearing deposits	612,437	605,379
Total deposits	665,210	647,933
FHLBNY borrowings	84,650	49,352
Subordinated debentures	13,403	13,403
Accrued interest payable	494	445
Other liabilities	9,160	7,523
Total liabilities	772,917	718,656
Equity
Preferred stock, 1,000,000 shares authorized, $1,000 liquidation value Series B non-cumulative convertible; issued: 20,000 shares at December 31, 2015 and December 31, 2014	20,000	20,000
Common stock, $.10 par value; authorized 15,000,000 shares; Issued: 6,501,610 shares at December 31, 2015 and 6,208,259 shares at December 31, 2014	650	621
Additional paid-in capital	53,984	51,316
Retained earnings	40,582	32,983
Accumulated other comprehensive (loss) income	(165)	165
Treasury stock, 280,354 shares at December 31, 2015 and 210,900 shares at December 31, 2014, at cost	(3,011)	(2,180)
Total shareholders’ equity	112,040	102,905
Noncontrolling interest in consolidated subsidiaries	167	145
Total equity	112,207	103,050
Total liabilities and equity	$ 885,124	$ 821,706